CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 851	$ 268,487	$ (3,998)	$ 36	$ (122,247)	$ 143,129
Balance, shares at Dec. 31, 2017	33,483,262
Cumulative effect of new accounting standard (See Note 1)					712	712
Exercise of stock options and restricted stock units	$ 2	416				$ 418
Exercise of stock options and restricted stock units, shares	412,999					100,737
Stock-based compensation		2,862				$ 2,862
Other comprehensive income (loss)				(803)		(803)
Net loss					(10,415)	(10,415)
Balance at Dec. 31, 2018	$ 853	271,765	(3,998)	(767)	(131,950)	135,903
Balance, shares at Dec. 31, 2018	33,896,261
Exercise of stock options and restricted stock units	$ 18	974				$ 992
Exercise of stock options and restricted stock units, shares	624,467					223,295
Stock-based compensation		3,373				$ 3,373
Other comprehensive income (loss)				242		242
Net loss					(8,659)	(8,659)
Balance at Dec. 31, 2019	$ 871	276,112	(3,998)	(525)	(140,609)	$ 131,851
Balance, shares at Dec. 31, 2019	34,520,728					34,520,728
Exercise of stock options and restricted stock units	$ 25	1,810				$ 1,835
Exercise of stock options and restricted stock units, shares	861,910					290,828
Stock-based compensation		5,143				$ 5,143
Other comprehensive income (loss)				671		671
Net loss					(9,348)	(9,348)
Balance at Dec. 31, 2020	$ 896	$ 283,065	$ (3,998)	$ 146	$ (149,957)	$ 130,152
Balance, shares at Dec. 31, 2020	35,382,638					35,382,638